RELATED PARTIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Related Party Transactions [Abstract]
Schedule of Related Party Transactions [Table Text Block]
The balances and transactions with service provider were as follows:

Balances:

	June 30,		December 31,
	2013	2012	2012
	Unaudited

Trade payables (*)	$925	$566	$718

*)
On February 12, 2012, $  309 out of the total outstanding balance owed to the Service Provider, who is also a related party, for services rendered until December 2011, was settled by the grant of fully vested warrants to purchase 309,492 ordinary shares, £ 0.01 par value each, of the Company at an exercise price of $ 2 per share and a life of five years.

The balances and transactions with service provider were as follows:

Balances:

	December 31,
	2012	2011

Trade payables *)	$718	$817

*)
On February 12, 2012, $ 309 out of the total outstanding balance owed to the Service Provider, who is also a related party, for services rendered until December 2011, was settled by the grant of fully vested warrants to purchase 309,492 ordinary shares, £ 0.01 par value each, of the Company at an exercise price of $ 2 per share and a life of five years.

Schedule of Related Party Transactions, General and Administrative Expenses [Table Text Block]	Transactions:
	Six months ended June 30,
	2013	2012
	Unaudited

Amounts charged to general and administrative expense	$222	$127

Transactions:
	Year ended December 31,
	2012	2011	2010

Amounts charged to general and administrative expense	$365	$413	$262